UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     SLS Management, LLC

Address:  140 West 57th Street, Suite 7B
          New York, New York 10019

13F File Number: 28-05389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Steven Rohlfing
Title:  Chief Financial Officer
Phone:  (212) 537-3600

Signature, Place and Date of Signing:


/s/ Steven Rohlfing            New York, New York              February 13, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                      [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  47

Form 13F Information Table Value Total: $333,532
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                               Name
--------------------                               ----
28-10548                                           SLS Offshore Fund, Ltd.

                           FORM 13F INFORMATION TABLE

            COL 1             COL 2         COL 3     COL 4               COL 5            COL 6        COL 7          COL 8

                                                                                                         Other
                              Title                   Value    Shrs or     SH/ Put/ Invstmnt   Invstmnt  Man-   Voting     Voting
Security                    of Class        Cusip    (X$1000)  Prn Amt     PRN Call Dscrton    Dscrton   agers  Authority  Authority
--------                    --------        -----    --------  -------     ----------------    -------   -----  ---------  ---------

                                                                                    SOLE       SHARED           SOLE       SHARED
                                                                                    ----       ------           ----       ------
UnumProvident Corp.         COM           91529Y106   23,564   1,494,220   SH       1,322,417  171,803     NO   1,322,417  171,803
Janus Cap Group Inc         COM           47102X105   21,444   1,306,769   SH       1,156,520  150,249     NO   1,156,520  150,249
Allmerica Finl Corp.        COM           019754100   14,578     473,762   SH         419,289   54,473     NO     419,289   54,473
Penney JC Inc               COM           708160106   14,244     542,000   SH         479,682   62,318     NO     479,682   62,318
Aetna Inc.                  COM           00817Y108   13,996     207,099   SH         183,288   23,811     NO     183,288   23,811
Greenpoint Finl Corp.       COM           395384100   11,151     315,700   SH         279,401   36,299     NO     279,401   36,299
Pep Boys Manny Moe & Jack   COM           713278109   10,749     470,000   SH         415,961   54,039     NO     415,961   54,039
Countrywide Financial Corp  COM           222372104   10,558     139,199   SH         123,194   16,005     NO     123,194   16,005
Liberty Media Corp New      COM SER A     530718105    9,670     813,300   SH         716,965   96,335     NO     716,965   96,335
ValueVision Media Inc.      CL A          92047K107    9,488     568,136   SH         502,848   65,288     NO     502,848   65,288
MI Devs Inc                 CL A SUB VTG  55304X104    9,247     331,200   SH         291,785   39,415     NO     291,785   39,415
Oxford Health Plans Inc     COM           691471106    8,918     205,000   SH         181,429   23,571     NO     181,429   23,571
Wabash Natl Corp            COM           929566107    8,790     300,000   SH         265,273   34,727     NO     265,273   34,727
Winnebago Inds Inc          COM           974637100    8,520     123,921   SH         111,008   12,913     NO     111,008   12,913
Readers Digest Assn Inc     COM           755267101    8,388     572,187   SH         504,281   67,906     NO     504,281   67,906
Hollinger Intl Inc          CL A          435569108    8,344     534,200   SH         472,779   61,421     NO     472,779   61,421
E*Trade Financial Corp      COM           269246104    8,286     655,000   SH         579,690   75,310     NO     579,690   75,310
Multimedia Games Inc        COM           625453105    8,242     200,583   SH         176,618   23,965     NO     176,618   23,965
Sovereign Bancorp           COM           845905108    7,481     315,000   SH         278,782   36,218     NO     278,782   36,218
Packaging Corp Amer         COM           695156109    7,246     331,458   SH         291,511   39,947     NO     291,511   39,947
AT & T Wireless Svcs Inc    COM           00209A106    6,951     870,000   SH         769,969  100,031     NO     769,969  100,031
Circuit City Store Inc      COM           172737108    6,838     675,000   SH         597,389   77,611     NO     597,389   77,611
Georgia Pac Corp            COM           373298108    6,764     220,556   SH         195,197   25,359     NO     195,197   25,359
PacifiCare Health Sys Del   COM           695112102    6,760     100,000   SH          88,155   11,845     NO      88,155   11,845
Anadarko Pete Corp          COM           032511107    6,514     127,700   SH         113,017   14,683     NO     113,017   14,683
Grey Global Group Inc.      COM           39787M108    5,929       8,680   SH           7,618    1,062     NO       7,618    1,062
Wyeth                       COM           983024100    5,858     138,000   SH         122,133   15,867     NO     122,133   15,867
McDermott Intl Inc          COM           580037109    5,712     478,000   SH         421,381   56,619     NO     421,381   56,619
Nucor Corp                  COM           670346105    5,600     100,000   SH          88,502   11,498     NO      88,502   11,498
Louisiana Pac Corp          COM           546347105    5,543     310,000   SH         274,358   35,642     NO     274,358   35,642
Kmart Hldg Corp             COM           498780105    5,379     224,600   SH         198,776   25,824     NO     198,776   25,824
CIT Group Inc.              COM           125581108    5,083     141,400   SH         125,143   16,257     NO     125,143   16,257
Supervalu Inc               COM           868536103    5,053     176,754   SH         156,432   20,322     NO     156,432   20,322
First Data Corp             COM           319963104    4,109     100,000   SH          88,502   11,498     NO      88,502   11,498
Kansas City Southern        COM NEW       485170302    3,580     250,000   SH         221,255   28,745     NO     221,255   28,745
Williams Cos, Inc. Del      COM           969457100    3,437     350,000   SH         308,542   41,458     NO     308,542   41,458
Bristol Myers Squibb Co     COM           110122108    3,032     106,000   SH          93,812   12,188     NO      93,812   12,188
Halliburton Co.             COM           406216101    2,600     100,000   SH          88,502   11,498     NO      88,502   11,498
TransAct Technologies Inc   COM           892918103    2,435     100,000   SH          87,968   12,032     NO      87,968   12,032
Interstate Hotels and
  Resrts I                  COM           46088S106    2,354     440,000   SH         400,000   40,000     NO     400,000   40,000
Dobson Communications Corp  CL A          256069105    2,234     340,000   SH         300,908   39,092     NO     300,908   39,092
Rewards Network Inc         COM           761557107    2,115     198,400   SH         175,589   22,811     NO     175,589   22,811
Performance Food Group Co.  COM           713755106    1,964      54,300   SH          54,149      151     NO      54,149      151
Schering Plough Corp.       COM           806605101    1,913     110,000   SH          97,352   12,648     NO      97,352   12,648
Instinet Group Inc          COM           457750107    1,288     250,000   SH         221,256   28,744     NO     221,256   28,744
Providian Finl Corp.        COM           74406A102    1,164     100,000   SH          87,968   12,032     NO      87,968   12,032
Three Five Systems Inc      COM           88554L108      419      80,000   SH          70,801    9,199     NO      70,801    9,199

02740.0001 #463203